STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH FIXED INCOME ASSET FUND

                     Financial Statements for the Year Ended
                                December 31, 1998

                                     [LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

February 25, 1999

Dear Standish, Ayer and Wood Investment Trust Shareholder:

We are writing to provide you with a review of developments at Standish, Ayer & Wood, as they relate to the activities of the Investment Trust.

The financial markets had a wild year in 1998. Following the disarray in Asia and, more directly, the de facto Russian default in mid-August, a large part of the world's financial markets simply shut down. Many sectors of the U.S. markets were paralyzed. Spurred by a second easing of monetary policy by the Federal Reserve in mid-October, the markets reopened and staged a dramatic recovery.

Performance within subsets of the major asset classes varied greatly. Bonds generally produced positive returns, but less liquid issues with any degree of perceived credit risk underperformed. Emerging market securities were eviscerated during the third quarter spasm and recovered only partially in the fourth. By far the best returns in the U.S. equity markets were registered by a relatively narrow group of higher price/earnings ratio, larger capitalization stocks. The disparity in return between the larger cap stocks and smaller cap stocks, as measured by the Standard & Poor's 500 and the Russell 2000 indexes was an astounding 31%!

While some funds managed by Standish did well relative to their benchmarks and most funds produced good absolute returns, too many underperformed their benchmarks in 1998. In bonds, our holdings of corporate credits and mortgages underperformed U.S. Treasury securities, the latter representing a significant portion of the major indexes. In equities, our preference for lower price/earnings ratios led to an overweighting in mid cap stocks that suffered relative to larger cap stocks with significantly higher valuations.

We have expended considerable time and effort trying to learn the correct lessons from 1998. We have determined that much of the underperformance was generic to our style and that 1998 was an aberrant year, with valuation on holiday in many sectors. We are deeply committed to the view that valuation is extremely important in making investment judgments. We are dedicated to our philosophy and unalterably convinced that our strategy of buying securities that are inexpensive relative to their fundamentals is an excellent path to sustainable excess returns over the long term.

Notwithstanding the chaotic markets, we are pleased that Standish has benefited from extraordinary stability of both our clients and our professional team. At the end of 1998, total assets under management for our clients were $46.2 billion, compared with $39.3 billion at the end of 1997. We have experienced growth in virtually all asset categories, especially equities. The Standish Funds increased assets from $5.7 billion to $6.5 billion during the year, with about 75% of the growth representing additions from existing clients.

The Standish team has also grown significantly, from 232 members at the beginning of 1998 to 276 members at the end of the year. Our 97 investment officers have average investment experience of 15 years. Fifty-six officers have advanced degrees (typically an MBA) and 65 have some advanced professional accreditation (virtually all Chartered Financial Analysts). There have been no changes in the 24 individuals (all with CFAs) who own Standish, Ayer & Wood.

At the end of 1998, the Standish Board of Directors elected four new associate directors: Susan Coan, one of the key managers in our taxable client group; David Horsfall, head of our large bond trading operation; Phil Leonardi, a major contributor to expanding our equity assets; and Jennifer Pline, who holds major responsibilities for serving large, fixed income clients. We have elected 13 new vice presidents and 17 new assistant vice presidents of Standish, Ayer & Wood.

In this environment, there are no shortages of challenges and opportunities. Our first priority remains to produce superior long-term investment performance for our clients. We believe we have the investment disciplines and the professional team to achieve that goal. In those asset classes in which our returns were subpar in 1998, we have a special impetus to produce superior results in the future. With our portfolios attractively priced compared to the relevant benchmarks, we see potential for significant excess return when the markets become more focused on investment value.

We believe that we are in partnership with our clients. We would like to assure you of our dedication to fulfilling your needs while expressing our great appreciation for your confidence in Standish.

Sincerely yours,


/s/ Ted Ladd                                         /s/ George Noyes
Edward H. Ladd, Chairman                             George W. Noyes, President

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH FIXED INCOME ASSET FUND

                       Management Discussion and Analysis

The year just ended may go down in history as one of the most volatile periods in recent history. While the market environment was difficult during the first half of the year, the global crisis hit the markets in full force in August, when Russia defaulted on its debt. This led to a complete crisis of confidence in the markets, with a severe liquidity crunch and a flight to quality that affected virtually every sector of the market. Confidence was gradually restored only when the Federal Reserve stepped in to lower interest rates in two moves based on concerns about market psychology. In this environment, the best performing sector of the bond market was the safest and most liquid--US Treasuries. These securities make up substantial portions of the Lehman Aggregate Index and resulted in strong returns from June 1 to December 31, 1998:
5.46%. This return is attractive on a standalone basis but is even more impressive against the backdrop of an economy in which we have had inflation of less than 2% for the year.
The Fund's performance versus the index was disappointing, a return of 1.30% for 1998.

On a relative return basis, the Fund performed fairly well during the first half of the year, but as the flight to quality unfolded, particularly during the August-October period, our performance lagged substantially. We cut back our corporate bond exposure during the first half of the year based on our opinion that yield spreads were relatively narrow on a historical basis. In hindsight, this was the right move, but we did not cut enough. We also reduced our mortgage exposure generally throughout the year, and these securities underperformed as interest rates fell substantially and fears of increased prepayments proved to be true. On the positive side, our exposure to the international markets was generally a positive for performance, as the non-U.S. markets performed quite well. We also had maintained a duration longer than the index for much of the year, lengthening the Fund's duration further at the height of the crisis, which served us well in a falling interest rate environment. We used option strategies throughout the year to improve the portfolio's positioning in the volatile environment.

In late 1998, we began to add to corporate bonds, mortgages and commercial mortgage-backed securities. Our belief at that time was that these sectors offered attractive values on a historical basis and if we were able simply to earn the yield spread above Treasuries, it would be positive for the Fund. We entered 1999 with a substantial yield spread advantage over the Lehman Aggregate Index, one of the highest levels in recent history. We anticipate maintaining our allocation to the international markets for the forseeable future, based on our current outlook.

Although this was a difficult and disappointing year, we are confident that the Fund is well positioned to take advantage of the market environment in 1999. We want to assure you that we are working diligently to meet your expectations for the year and thank you for your continued confidence as a shareholder.

Sincerely yours,


/s/ Caleb F. Aldrich
Caleb F. Aldrich

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH FIXED INCOME ASSET FUND

             Comparison of Change in Value of $100,000 Investment in
                        Standish Fixed Income Asset Fund,
              The Lehman Aggregate Index and The Lehman Gov't Corp.

   [The following table was originally a line chart in the printed materials.]

                Fixed Asset Fund     Lehman Aggregate     Lehman Gov't Corp.

                   $100,000.00          $100,000.00          $100,000.00
Apr-1987              98,579               97,260               97,340
May-1987              97,658               96,881               96,902
Jun-1987              98,788               98,218               98,104
Jul-1987              98,768               98,139               97,888
Aug-1987              98,595               97,609               97,340
Sep-1987              96,491               95,530               95,247
Oct-1987              98,503               98,931               98,819
Nov-1987              99,415               99,722               99,451
Dec-1987             100,430              101,079              100,813
Jan-1988             104,058              104,637              104,261
Feb-1988             105,570              105,882              105,460
Mar-1988             104,755              104,886              104,416
Apr-1988             104,409              104,320              103,811
May-1988             103,848              103,621              103,115
Jun-1988             105,931              106,118              105,445
Jul-1988             105,633              105,567              104,844
Aug-1988             105,666              105,841              105,117
Sep-1988             107,961              108,233              107,419
Oct-1988             109,742              110,268              109,320
Nov-1988             108,592              108,934              108,085
Dec-1988             108,738              109,053              108,453
Jan-1989             110,274              110,624              109,895
Feb-1989             109,674              109,827              109,060
Mar-1989             109,997              110,300              109,649
Apr-1989             111,924              112,605              111,962
May-1989             114,854              115,566              114,717
Jun-1989             118,255              119,080              118,456
Jul-1989             120,586              121,616              120,920
Aug-1989             118,870              119,816              119,046
Sep-1989             119,509              120,427              119,570
Oct-1989             122,202              123,390              122,607
Nov-1989             123,102              124,562              123,710
Dec-1989             123,386              124,898              123,896
Jan-1990             122,097              123,412              122,186
Feb-1990             122,387              123,807              122,455
Mar-1990             122,677              123,893              122,467
Apr-1990             121,877              122,754              121,340
May-1990             125,207              126,387              124,859
Jun-1990             127,116              128,422              126,882
Jul-1990             129,397              130,194              128,455
Aug-1990             127,722              128,450              126,593
Sep-1990             128,157              129,516              127,643
Oct-1990             129,478              131,160              129,341
Nov-1990             132,280              133,980              132,161
Dec-1990             134,408              136,071              134,156
Jan-1991             136,510              137,758              135,659
Feb-1991             138,199              138,929              136,826
Mar-1991             138,583              139,887              137,770
Apr-1991             140,442              141,398              139,354
May-1991             141,391              142,218              140,009
Jun-1991             140,872              142,147              139,855
Jul-1991             143,044              144,123              141,617
Aug-1991             146,067              147,236              144,874
Sep-1991             149,514              150,225              147,902
Oct-1991             151,510              151,892              149,219
Nov-1991             152,709              153,290              150,711
Dec-1991             157,768              157,843              155,790
Jan-1992             155,327              155,696              153,484
Feb-1992             157,025              156,708              154,298
Mar-1992             156,177              155,830              153,449
Apr-1992             156,987              156,952              154,370
May-1992             160,783              159,919              157,364
Jun-1992             163,812              162,126              159,678
Jul-1992             166,507              165,433              163,765
Aug-1992             168,343              167,104              165,223
Sep-1992             169,321              169,092              167,470
Oct-1992             165,793              166,843              164,908
Nov-1992             165,521              166,877              164,759
Dec-1992             168,215              169,530              167,593
Jan-1993             172,273              172,785              171,247
Feb-1993             176,574              175,809              174,808
Mar-1993             178,010              176,547              175,403
Apr-1993             179,555              177,783              176,753
May-1993             180,017              178,014              176,665
Jun-1993             183,975              181,236              180,675
Jul-1993             186,137              182,269              181,832
Aug-1993             190,244              185,459              186,014
Sep-1993             190,119              185,960              186,665
Oct-1993             192,144              186,648              187,430
Nov-1993             190,384              185,061              185,312
Dec-1993             192,340              186,061              186,128
Jan-1994             195,467              188,572              188,920
Feb-1994             190,630              185,291              184,801
Mar-1994             184,529              180,715              180,273
Apr-1994             182,279              179,269              178,777
May-1994             181,689              179,251              178,455
Jun-1994             180,937              178,857              178,045
Jul-1994             184,177              182,416              181,624
Aug-1994             184,420              182,635              181,696
Sep-1994             182,041              179,950              178,953
Oct-1994             181,908              179,788              178,756
Nov-1994             181,490              179,393              178,434
Dec-1994             182,498              180,630              179,612
Jan-1995             185,548              184,207              183,060
Feb-1995             189,562              188,591              187,307
Mar-1995             190,390              189,741              188,562
Apr-1995             193,583              192,398              191,183
May-1995             200,788              199,844              199,194
Jun-1995             201,530              201,302              200,787
Jul-1995             201,885              200,859              200,013
Aug-1995             204,425              203,283              202,572
Sep-1995             206,368              205,255              204,630
Oct-1995             209,548              207,923              207,638
Nov-1995             212,726              211,042              211,064
Dec-1995             215,803              213,997              214,166
Jan-1996             217,615              215,409              215,494
Feb-1996             213,857              211,661              210,926
Mar-1996             212,265              210,180              209,154
Apr-1996             211,489              209,003              207,711
May-1996             211,026              208,585              207,358
Jun-1996             213,911              211,380              210,136
Jul-1996             214,715              211,950              210,620
Aug-1996             214,776              211,590              210,114
Sep-1996             219,292              215,272              213,854
Oct-1996             224,196              220,051              218,837
Nov-1996             228,560              223,814              222,870
Dec-1996             227,053              221,732              220,396
Jan-1997             228,222              222,419              220,661
Feb-1997             229,391              222,975              221,124
Mar-1997             226,553              220,500              218,493
Apr-1997             229,534              223,808              221,683
May-1997             231,954              225,934              223,745
Jun-1997             234,932              228,623              226,429
Jul-1997             241,137              234,796              233,358
Aug-1997             239,041              232,800              230,745
Sep-1997             242,854              236,245              234,367
Oct-1997             244,878              239,671              238,117
Nov-1997             245,749              240,773              239,379
Dec-1997             248,108              243,205              241,893
Jan-1998             250,799              246,318              245,303
Feb-1998             250,509              246,121              244,813
Mar-1998             252,129              246,958              245,572
Apr-1998             253,407              248,247              246,807
May-1998             255,530              250,593              249,458
Jun-1998             257,319              252,723              252,002
Jul-1998             258,341              253,254              252,204
Aug-1998             257,574              257,377              257,132
Sep-1998             261,663              263,399              264,486
Oct-1998             255,658              262,003              262,608
Nov-1998             260,769              263,497              264,184
Dec-1998             258,852              264,287              264,818

As a basis for portraying historic performance, the Fixed Income Asset Fund's actual monthly performance (inception 06/01/98) was combined with theoretical montly returns, derived by subtracting 25 basis points annually from the Fixed Income Fund's historical performance back to an inception date of March 27, 1987.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                       Statement of Assets and Liabilities
                                December 31, 1998
--------------------------------------------------------------------------------

Assets
   Investment in Standish Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                          $ 13,961
   Receivable from investment adviser (Note 3)                                                                10,197
                                                                                                            ---------
       Total assets                                                                                           24,158

Liabilities
   Accrued accounting, custody and transfer agent fees                               $     1,021
   Accrued expenses and other liabilities                                                  8,410
                                                                                     ------------
       Total liabilities                                                                                       9,431
                                                                                                            ---------
Net Assets                                                                                                  $ 14,727
                                                                                                            =========
Net Assets consist of:
   Paid-in capital                                                                                          $ 42,663
   Accumulated net realized loss                                                                              (3,179)
   Undistributed net investment income                                                                         2,710
   Net unrealized depreciation                                                                               (27,467)
                                                                                                            ---------
Total Net Assets                                                                                            $ 14,727
                                                                                                            =========
Shares of beneficial interest outstanding                                                                        727
                                                                                                            =========
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                          $  20.26
                                                                                                            =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                             Statement of Operations
                           For the period June 1, 1998
                          (commencement of operations)
                              to December 31, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                                 $ 54,324
   Dividend income allocated from Portfolio                                                                    1,197
   Expenses allocated from Portfolio                                                                          (2,749)
                                                                                                            ---------
       Net investment income allocated from Portfolio                                                         52,772

Expenses
   Legal and audit services                                                                      12,125
   Registration fees                                                                             10,349
   Accounting and transfer agent fees                                                             5,823
   Amortization of organization cost                                                              5,604
   Administration service fees                                                                    1,998
   Miscellaneous                                                                                    720
                                                                                                --------
       Total expenses                                                                            36,619

Deduct:
   Reimbursement of Fund operating expenses (Note 3)                                            (34,617)
                                                                                                --------
       Net expenses                                                                                            2,002
                                                                                                            ---------
          Net investment income                                                                               50,770
                                                                                                            ---------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
       Investment security transactions                                                           3,989
       Financial futures contracts                                                                 (604)
       Written options transactions                                                               1,448
       Foreign currency transactions and forward foreign currency exchange contracts             (1,229)
                                                                                                --------
          Net realized gain                                                                                    3,604

   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
       Investment securities                                                                    (15,700)
       Financial futures contracts                                                               (1,153)
       Written options                                                                             (716)
       Foreign currency and forward foreign currency exchange contracts                          (9,898)
                                                                                                --------
          Change in net unrealized appreciation (depreciation)                                               (27,467)
                                                                                                            ---------
       Net realized and unrealized loss on investments                                                       (23,863)
                                                                                                            ---------
Net Increase in Net Assets from Operations                                                                  $ 26,907
                                                                                                            =========

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      For the period June 1, 1998
                                                                      (commencement of operations)
                                                                          to December 31, 1998
                                                                     -------------------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                       $    50,770
   Net realized gain                                                                 3,604
   Change in net unrealized depreciation                                           (27,467)
                                                                               ------------
   Net increase in Net Assets from Investment Operations                            26,907
                                                                               ------------
Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                              2,429,991
   Cost of shares redeemed                                                      (2,442,171)
                                                                               ------------
   Decrease in Net Assets from Fund share transactions                             (12,180)
                                                                               ------------
Total Increase in Net Assets                                                        14,727

Net Assets
   At beginning of period                                                               --
                                                                               ------------
   At end of period (including undistributed net investment
      income of $2,710)                                                        $    14,727
                                                                               ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                   For the period
                                                                                    June 1, 1998
                                                                            (commencement of operations)
                                                                              to December 31, 1998 (1)
                                                                           -------------------------------
Net Asset Value, Beginning of Period                                                   $20.00
                                                                                       -------
Investment Operations:
   Net investment income *                                                               0.75
   Net realized and unrealized loss on investments                                      (0.49)
                                                                                       -------
Total from investment operations                                                         0.26
                                                                                       -------
Net Asset Value, End of Period                                                         $20.26
                                                                                       =======

Total Return                                                                             1.30%

Ratios/Supplemental Data
   Expenses (to average daily net assets)* (2)                                           0.59%+
   Net investment income (to average daily net assets)*                                  6.30%+
   Net assets, end of period (000's omitted)                                           $   15

---------------------
*  The investment adviser reimbursed a portion of the Fund's operating expenses.
   If this voluntary reduction had not been taken, the net investment income per share and the ratios would have been:

   Net investment gain per share                                                       $ 0.24
   Ratios (to average daily net assets):
      Expenses (2)                                                                       4.89%
      Net investment income                                                              2.00%

+     Computed on an annualized basis.

(1)   Calculated based on average shares outstanding.

(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the period from June 1, 1998 to December 31, 1998.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Asset Fund (the "Fund") is a separate diversified investment series of the Trust.

         The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio ( the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (less than 0.1% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

         Shares of the Fund may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Fund shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403 (b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Fund shares through their Omnibus Account Administrators.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment security valuations

         The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.   Securities transactions and income

         Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         C.  Federal taxes

         As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

         D.  Other

         All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the respective investors in the Portfolio.

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)      Distributions to Shareholders:

         Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain (loss).

(3)      Investment Advisory Fee:

         The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer & Wood (SA&W) for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

         SA&W voluntarily agreed to limit the total annual operating expenses of the Fund and its pro rata share of the Portfolio's expenses to 0.59% of the Fund's average daily net assets for the period June 1, 1998 to December 31, 1998. This agreement is voluntary and temporary and may be discontinued or revised by SA&W at any time. Pursuant to this agreement, SA&W voluntarily reimbursed the Fund for $34,617 of operating expenses for the year ended December 31, 1998. The Fund pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)      Administration Service Fee:

         Pursuant to a service plan, the Fund pays the service fee at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets. The service fee is payable for the benefit of the participants in the Omnibus Accounts that are shareholders in the Fund and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in Omnibus Accounts that are the beneficial owners of Fund shares.

(5)      Investment Transactions:

         Increases and decreases in the Fund's investment in the Portfolio for the period from June 1, 1998 (commencement of operations) to December 31, 1998 aggregated $2,454,411 and $2,469,359, respectively.

(6)      Shares of Beneficial Interest:

         The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:


                                                 For the period June 1, 1998
                                                 (commencement of operations)
                                                     to December 31, 1998
                                                -----------------------------
           Shares sold                                     120,217
           Shares issued to shareholders in
           payment of distributions declared                    --
           Shares redeemed                                (119,490)
                                                -----------------------------
           Net increase                                        727
                                                =============================

                     Standish, Ayer & Wood Investment Trust
                        Standish Fixed Income Asset Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(7)      Subsequent Event:

         The sole investor of the Fixed Income Asset Fund withdrew all of their funds on January 25, 1999.

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Fixed Income Asset Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Fixed Income Asset Fund (the "Fund"), at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express and opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 89.8%

Asset Backed -- 5.3%
Advanta Home Equity Trust Loan 1991-1A FGIC                      9.000%   02/25/2006           888,619  $    889,591
Advanta Mortgage Loan Trust 1997-3 A7 ERISA                      6.920%   10/25/2028        19,850,000    20,219,086
AFC Home Equity Loan Trust 1993-2 A FGIC                         6.000%   01/20/2013            57,300        56,888
Chase Credit Card Master Trust
     1997-3 A Non-ERISA                                          6.777%   05/15/2007        28,475,000    28,745,290
Ford Credit Auto Owner 1998-C A4                                 5.810%   03/15/2002        15,730,000    15,838,065
Green Tree Acceptance Corp. 1997-7 B2 Non-ERISA                  7.590%   07/15/2029        11,050,000     9,143,875
Green Tree Acceptance Corp. 1997-7 M1 Non-ERISA                  7.030%   07/15/2029        16,950,000    17,061,234
Green Tree Acceptance Corp. 1998-6 M1                            6.630%   08/01/2028         8,800,000     8,529,813
Green Tree Acceptance Corp. 1998-7 B1                            7.680%   07/01/2030        15,500,000    14,816,426
Green Tree Acceptance Corp. 1998-8 B1                            7.690%   09/01/2030         6,265,000     5,846,028
Greentree Acceptance Corp. 1997-5 M1                             6.950%   05/15/2029        25,425,000    25,488,563
Greentree Home Equity 1997-D M2 Non-ERISA                        7.450%   09/15/2028        15,400,000    15,491,438
World Financial Properties 144A 1996 WFP-B                       6.910%   09/01/2013        17,269,861    18,106,370
                                                                                                        -------------
Total Asset Backed (Cost $181,880,328)                                                                   180,232,667
                                                                                                        -------------
Collateralized Mortgage Obligations -- 2.4%
Bear Stearns Mtg 1998-2 B                                        6.750%   04/30/2030         7,545,144     7,358,873
Bear Stearns Mtg. 1998-2C                                        6.750%   04/30/2030        24,498,024    23,854,951
FNMA P/O Trust 108                                               0.000%   03/01/2020         1,178,653     1,012,521
GE Capital Mortgage 1997-10 A6 NAS                               6.750%   09/25/2012        19,518,275    19,811,244
Prudential Home Mortgage 1993-B 1B1
     144A Non-ERISA                                              7.843%   04/28/2023        11,948,876    12,083,301
Prudential Home Mortgage 1993-B 3B 144A                          7.840%   04/28/2023        18,870,753    19,083,049
Veterans Affairs 1992-1 Cl D                                     7.750%   12/15/2014           408,043       410,338
                                                                                                        -------------
Total Collateralized Mortgage Obligations (Cost $84,286,449)                                              83,614,277
                                                                                                        -------------
Corporate -- 27.5%

Bank Bonds -- 4.3%
Advanta Corp.                                                    7.000%   05/01/2001         5,850,000     4,685,733
Bank United Corp. Notes                                          8.875%   05/01/2007         5,175,000     5,318,969
Bayview Capital Corp. Sub Notes+                                 9.125%   08/15/2007         3,600,000     3,492,000
BFC Capital Trust Notes                                          9.650%   01/15/2027         4,725,000     5,072,798
Commercial Federal Sub Notes                                     7.950%   12/01/2006         1,750,000     1,719,587
Dime Bancorp Capital Trust                                       9.330%   05/06/2027         6,975,000     7,533,558
First Security Bank Sub. Notes                                   5.875%   11/01/2003         5,000,000     4,996,450
First Union Notes                                                6.500%   12/01/2028         4,350,000     4,372,577
First USA Bank Notes                                             7.000%   08/20/2001         4,650,000     4,819,353
GS Escrow Corp. 144A Notes                                       7.125%   08/01/2005        19,180,000    18,898,438
GS Escrow Corp. 144A Senior Notes                                7.000%   08/01/2003        47,895,000    47,238,111
Hubco Capital Trust NC '07                                       8.980%   02/01/2027         4,000,000     4,326,192
Imperial Credit Capital Trust Notes                              9.980%   12/31/2026         8,425,000     9,329,390
North Fork Capital Trust Notes                                   8.000%   12/15/2027         7,000,000     7,094,661
Peoples Heritage                                                 9.060%   02/01/2027         5,000,000     5,198,160
Popular Inc. Medium Term Notes                                   6.625%   10/27/2002         4,000,000     4,024,360


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Bank Bonds (continued)
Providian Corp. Cap 144A Notes                                   9.525%   02/01/2027         2,500,000  $  2,547,875
Webster Financial Capital 144A Notes                             9.360%   01/29/2027         4,975,000     5,246,625
                                                                                                        -------------
                                                                                                         145,914,837
                                                                                                        -------------
Financial -- 8.3%
Advanta Capital Trust I                                          8.990%   12/17/2026         3,500,000     1,575,000
Amresco Inc. Corp. Senior Sub Notes                             10.000%   03/15/2004         2,175,000     1,522,500
Amresco Inc. Corp. Senior Sub Notes                              9.875%   03/15/2005         6,000,000     4,200,000
Bradley Operating LP Notes, REIT                                 7.000%   11/15/2004         4,575,000     4,345,289
Chartwell Real Estate Holdings Senior Notes                     10.250%   03/01/2004         3,058,000     3,221,239
Conseco Finance Trust Cap. Notes+                                8.796%   04/01/2027        26,943,000    24,646,058
Conseco Finance Trust II                                         8.700%   11/15/2026        17,075,000    15,466,877
Contifinancial Corp. Senior Notes                                8.375%   08/15/2003         6,850,000     5,069,000
Crescent Real Estate Notes                                       7.125%   09/15/2007        15,525,000    13,505,486
Criimi Mae Corp. Notes                                           9.125%   12/01/2002        15,000,000     9,450,000
Franchise Finance Corp., REIT                                    7.875%   11/30/2005         3,000,000     2,938,247
Fresenius Medical Capital Trust Notes                            7.875%   02/01/2008           485,000     4,845,150
Hutchison Whampoa Finance Hong Kong 144A                         7.450%   08/01/2017         9,200,000     7,750,080
Interpool Capital Trust Notes                                    9.875%   02/15/2027         4,500,000     4,650,129
Interpool Capital Trust Notes                                    7.350%   08/01/2007         4,175,000     3,623,211
Liberty Mutual Insurance Co. 144A Notes                          7.697%   10/15/2097        23,975,000    23,999,934
Markel Capital Trust I Notes                                     8.710%   01/01/2046         3,025,000     2,919,416
Meditrust, REIT                                                  7.820%   09/10/2026         5,000,000     4,770,100
Meditrust, REIT 144A Notes                                       7.114%   08/15/2004        19,950,000    17,992,905
MMI Capital Trust Notes                                          7.625%   12/15/2027         7,225,000     6,252,784
Orion Capital Trust Notes                                        7.701%   04/15/2028         5,600,000     5,107,088
Phoenix Re-Insurance Corp. NC '07                                8.850%   02/01/2027         7,325,000     6,426,003
Pindo Deli Financial Notes                                      10.250%   10/01/2002         5,700,000     3,363,000
Realty Income Corp. Notes                                        7.750%   05/06/2007         2,675,000     2,533,618
Reliastar Financial Corp. Notes                                  6.500%   11/15/2008         7,100,000     7,228,510
Salomon Brothers, Inc.                                           6.820%   07/26/1999         8,125,000     8,189,431
Salomon Brothers, Inc. 3 Yr. CMT-10 FRN(a)                       5.994%   04/05/1999         4,300,000     4,259,709
Shopping Center Associates, REIT 144A                            6.750%   01/15/2004        10,000,000     9,837,440
Simon Debartolo Group LP Notes                                   6.750%   07/15/2004        11,500,000    11,352,685
Spieker Properties, REIT                                         6.900%   01/15/2004        10,000,000     9,985,900
Sun Communities, Ltd. Senior Notes                               7.375%   05/01/2001         5,000,000     5,078,200
TIG Holdings Capital 144A                                        8.597%   01/15/2027         4,750,000     4,361,903
Trenwick Capital Trust                                           8.820%   02/01/2037         9,375,000     9,262,584
U.S. Home Corp.                                                  8.250%   08/15/2004        11,555,000    11,583,888
UCFC Home Equity Loan 1996                                       7.700%   01/15/2004         7,000,000     4,760,000
UCFC Sub Notes                                                   8.375%   07/01/2005         2,500,000     1,250,000
Unum Corp. Notes NCL                                             6.750%   12/15/2028        15,000,000    15,056,850
                                                                                                        -------------
                                                                                                         282,380,214
                                                                                                        -------------
Industrial Bonds -- 14.9%
Ackerley Group 144A Senior Sub Notes                             9.000%   01/15/2009         3,500,000     3,561,250
Adelphia Communications Senior Notes                             9.250%   10/01/2002         6,000,000     6,330,000
Allied Waste Industries 144A Notes                               7.375%   01/01/2004         5,000,000     5,025,000


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)
Allied Waste Industries 144A Notes                               7.625%   01/01/2006         8,275,000   $ 8,337,063
Allied Waste Industries 144A Notes                               7.875%   01/01/2009         3,750,000     3,796,875
American Standard Corp. Notes                                    7.375%   04/15/2005         6,425,000     6,429,353
American Standard Corp. Senior Notes                             7.125%   02/15/2003         3,625,000     3,633,338
American Standard Corp. Senior Notes                             7.625%   02/15/2010         3,235,000     3,237,265
Aramark Services Inc.                                            7.000%   07/15/2006         7,000,000     7,163,779
Aramark Services Notes                                           6.750%   08/01/2004         8,310,000     8,389,784
Building Materials Corp. Senior Notes                            8.000%   10/15/2007         3,400,000     3,383,000
Clear Channel                                                    6.875%   06/15/2018         1,545,000     1,501,895
Colt Telecom Group PLC Senior Step Up Notes                      0.000%   12/15/2006         5,200,000     4,342,000
Cominco Ltd. Notes+                                              6.875%   02/15/2006        16,950,000    14,764,548
Conmed Corp. Notes                                               9.000%   03/15/2008         4,400,000     4,400,000
CSX Notes                                                        6.250%   10/15/2008        10,185,000    10,333,192
Enterprise Corp. 144A Notes                                      6.950%   03/01/2004        15,500,000    15,438,595
Enterprise Corp. 144A Notes                                      7.000%   06/15/2000         7,725,000     7,792,748
Enterprise Corp. Notes                                           6.375%   05/15/2003         5,000,000     4,903,900
Flag Limited Senior Notes                                        8.250%   01/30/2008         5,000,000     4,900,000
Foodmaker Inc. Senior Sub Notes                                  8.375%   04/15/2008         2,075,000     2,075,000
Grove Worldwide Senior Sub Notes                                 9.250%   05/01/2008         5,750,000     5,175,000
Guandong Enterprises 144A Senior Notes                           8.750%   12/15/2003         2,945,000     1,413,600
Guandong Enterprises 144A Senior Notes NCL                       8.875%   05/22/2007        16,755,000     8,042,400
Harrahs Operating Co. Inc. Senior Sub Notes                      7.875%   12/15/2005        14,675,000    14,675,000
IMC Global Notes                                                 7.625%   11/01/2005        12,025,000    12,217,881
Integrated Health Senior Sub Notes                               9.250%   01/15/2008        16,100,000    15,134,000
Loewen Group International Notes                                 7.600%   06/01/2008        15,955,000    12,764,000
McLeod USA Inc. 144A Senior Notes                                9.500%   11/01/2008         4,430,000     4,673,650
McLeod USA Senior Notes                                          8.375%   03/15/2008        11,845,000    11,785,775
Mcleod USA Senior Step Up Notes                                  0.000%   03/01/2007         6,400,000     4,896,000
Methanex Corp.+                                                  7.750%   08/15/2005        23,185,000    23,360,232
Methanex Corp. Notes                                             7.400%   08/15/2002         4,000,000     4,038,440
News America Inc. Deb Notes                                      7.300%   04/30/2028         5,775,000     5,921,512
News America Inc. Deb Notes 144A                                 7.625%   11/30/2028        11,525,000    12,300,172
News America Inc. Deb Notes NCL                                  7.125%   04/08/2028        14,200,000    14,276,254
Nextlink Communications 144A Notes                              10.750%   11/15/2008         3,000,000     3,067,500
Nextlink Communications Step Up Notes                            0.000%   04/15/2008        17,200,000     9,890,000
NVR Inc. Senior Notes                                            8.000%   06/01/2005         3,000,000     2,962,500
Revlon Worldwide Senior Notes+                                   0.000%   03/15/2001        41,600,000    23,504,000
Safeway Stores Notes                                             6.050%   11/15/2003         3,825,000     3,851,240
Salem Communications Corp. Senior Sub Notes                      9.500%   10/01/2007         5,925,000     6,147,188
Southland Corp. Deb Notes                                        4.500%   06/15/2004         7,675,000     6,370,250
Southland Corp. Senior Sub Notes                                 5.000%   12/15/2003         6,500,000     5,720,000
TCI Communications Inc.                                          7.125%   02/15/2028        14,750,000    16,069,565
Tenet Healthcare Corp. 144A Senior Notes                         7.625%   06/01/2008         7,125,000     7,231,875
Tenet Healthcare Corp. 144A Senior Sub Notes+                    8.125%   12/01/2008        12,800,000    13,120,000
Tenet Healthcare Corp. Notes                                     8.625%   12/01/2003         2,660,000     2,830,052
Tenet Healthcare Corp. Senior Notes                              7.875%   01/15/2003         2,150,000     2,193,000
Tenet Healthcare Corp. Senior Notes                              8.000%   01/15/2005        12,425,000    12,611,375
Tenet Healthcare Corp. Sub CVT Notes                             6.000%   12/01/2005         5,150,000     4,326,000


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial Bonds (continued)
Texaco Capital Corp. Notes                                       9.750%   03/15/2020        10,725,000  $  14,812,405
Time Warner Inc. Notes                                           6.625%   05/15/2029        31,000,000    31,541,260
Toro Co. Deb. Notes                                              7.800%   06/15/2027         5,200,000     4,478,708
Tricon Global Restaurant Inc. Senior Notes                       7.450%   05/15/2005         5,825,000     5,954,537
USA Waste Services Inc. Senior Notes                             6.500%   12/15/2002         8,000,000     8,140,984
Viacom Inc. Senior Notes                                         7.750%   06/01/2005         3,000,000     3,277,140
Walt Disney Notes                                                5.125%   12/15/2003        18,575,000    18,472,095
Westinghouse Credit Corp. Deb Notes                              8.875%   06/14/2014         7,000,000     8,056,300
Westinghouse Electric Deb Notes                                  8.625%   08/01/2012         8,275,000     9,587,415
Westinghouse Electric Deb Notes                                  7.875%   09/01/2023         5,900,000     6,259,900
                                                                                                        -------------
                                                                                                         510,887,790
                                                                                                        -------------
Total Corporate (Cost $992,044,005)                                                                      939,182,841
                                                                                                        -------------
Government/Other -- 13.8%

Denmark -- 1.0%
Danske Kredit                                                    5.000%   10/01/2029         7,696,000     1,135,772
Denmark Bullet                                                   7.000%   11/15/2007        28,400,000     5,376,736
Denmark Nykredit                                                 5.000%   10/01/2029         5,400,000       796,929
Denmark Nykredit                                                 7.000%   10/01/2026        25,597,000     4,103,622
Denmark Realkredit                                               8.000%   10/01/2026             2,000           325
Denmark Realkredit                                               7.000%   10/01/2026         2,522,000       404,318
Denmark Unikredit Realkredit                                     6.000%   10/01/2029        30,010,000     4,634,645
Kingdom of Denmark                                               7.000%   12/15/2004        35,500,000     6,455,105
Kingdom of Denmark                                               8.000%   11/15/2001        56,300,000     9,848,528
                                                                                                        -------------
                                                                                                          32,755,980
                                                                                                        -------------
EuroDollar -- 0.1%
Bonos DEL Tesoro Notes                                           8.750%   05/09/2002         1,950,000     1,750,125
                                                                                                        -------------
France -- 0.2%
France Oat                                                       6.000%   10/25/2025        13,200,000     2,795,544
France Oat ECU                                                   5.250%   04/25/2008        26,900,000     5,306,407
                                                                                                        -------------
                                                                                                           8,101,951
                                                                                                        -------------
Germany -- 2.7%
Baden Nurttemberg                                                6.200%   11/22/2013         3,000,000     1,988,841
Bundes Obligation Ser 114 Notes                                  6.500%   03/15/2000         4,300,000     2,678,858
Bundes Obligation Ser 115 Notes                                  5.875%   05/15/2000         6,500,000     4,037,737
Bundes Obligation Ser 116 Notes                                  5.750%   08/22/2000         6,300,000     3,930,886
Depfa Bank 144A Notes                                            4.750%   07/15/2008         4,700,000     2,925,516
Deutschland Republic                                             7.375%   01/03/2005         1,000,000       718,803
Deutschland Republic                                             9.000%   01/22/2001        15,000,000    10,024,298
Deutschland Republic                                             6.500%   07/04/2027        14,200,000    10,691,745
Die Bundrep Deutschland Dm1000                                   8.250%   09/20/2001        14,200,000     9,606,383
Federal Republic of Germany                                      6.875%   05/12/2005        17,450,000    12,333,720
Fresenius Med Global                                             7.375%   02/01/2008         4,030,000     2,484,296


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Germany (continued)
German Unity Fund                                                8.000%   01/21/2002         3,500,000   $ 2,380,580
Treuhandanstalt                                                  7.500%   09/09/2004        12,000,000     8,626,350
Treuhandanstalt                                                  7.125%   01/29/2003         9,100,000     6,218,443
Treuhandanstalt                                                  6.500%   04/23/2003        17,500,000    11,766,409
                                                                                                        -------------
                                                                                                          90,412,865
                                                                                                        -------------
Italy -- 0.0%
BTPS                                                             6.000%   05/15/2000     2,100,000,000     1,317,117
                                                                                                        -------------
Japan -- 1.4%
Austria Republic                                                 5.000%   01/22/2001       500,000,000     4,805,757
European Investment Bank                                         4.625%   02/26/2003       235,000,000     2,360,536
Government of Italy                                              5.125%   07/29/2003       300,000,000     3,095,216
IBRD-Global Bond                                                 5.250%   03/20/2002       255,000,000     2,554,961
IBRD-Global Bond                                                 4.750%   12/20/2004       255,000,000     2,660,294
Italy Euroyen Notes                                              3.750%   06/08/2005       872,000,000     8,640,804
Italy Euroyen Notes                                              5.000%   12/15/2004       105,000,000     1,102,760
Kingdom of Spain                                                 5.750%   03/23/2002       737,000,000     7,487,641
OKB                                                              4.300%   02/14/2001       300,000,000     2,851,671
Republic of Finland                                              6.000%   01/29/2002       737,000,000     7,497,352
Republic of Portugal                                             4.500%   03/15/2002       300,000,000     2,944,181
South Africa                                                     3.350%   06/17/2004       150,000,000     1,236,956
Spanish Government                                               4.750%   03/14/2005       120,000,000     1,251,818
                                                                                                        -------------
                                                                                                          48,489,947
                                                                                                        -------------
New Zealand -- 0.4%
Fernz Capital                                                    9.800%   04/15/2002         3,800,000     2,123,646
Fletcher Challenge                                              11.250%   12/15/2002         3,100,000     1,750,405
Fletcher Challenge CVT                                          10.000%   04/30/2005         1,500,000       820,904
New Zealand Government                                           8.000%   04/15/2004         4,675,000     2,750,631
New Zealand Government                                          10.000%   03/15/2002         4,525,000     2,706,315
New Zealand Government                                           7.000%   07/15/2009         4,900,000     2,890,832
                                                                                                        -------------
                                                                                                          13,042,733
                                                                                                        -------------
Norway -- 0.0%
Vital Forsikring                                                 7.850%   09/22/2003         8,100,000     1,101,284
                                                                                                        -------------
Sweden -- 0.5%
Government of Sweden #1039                                       5.500%   04/12/2002        22,500,000     2,942,220
Kingdom of Sweden #1030                                         13.000%   06/15/2001        17,100,000     2,571,988
Sweden Government Bond #1038                                     6.500%   10/25/2006        71,500,000    10,279,176
Swedish Government Bond #1042                                    5.000%   01/15/2004        18,500,000     2,412,950
                                                                                                        -------------
                                                                                                          18,206,334
                                                                                                        -------------
United Kingdom -- 1.9%
Alliance and Leicester Building Society                          8.750%   12/07/2006         1,700,000     3,283,905
Bank of Greece                                                  10.750%   09/06/2010         1,450,000     3,447,439


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                         Rate      Maturity         Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Birmingham Midshires Building Society                            9.125%   01/05/2006         1,000,000  $  1,946,852
Capital Shopping Euro Notes                                      6.875%   03/05/2013         1,200,000     2,133,267
CSW Investments                                                  8.875%   09/27/2006         3,000,000     5,724,866
Deutsche Bank                                                    0.000%   02/28/2001           545,000       783,603
European Investment Bank                                         7.625%   12/07/2006         1,380,000     2,657,684
FNMA Global Bond                                                 6.875%   06/07/2002         3,700,000     6,453,649
GTD Export Finance Corp.                                         0.000%   09/29/2000         1,280,000     1,929,641
IPC Magazines 144A                                               0.000%   03/15/2008         3,000,000     2,667,831
Northern Rock Building Society                                   9.375%   10/17/2021         2,600,000     5,976,982
P & O Steam Navigation                                          11.500%   07/03/2014         1,500,000     3,817,517
Republic of Argentina                                           11.500%   08/14/2001           420,000       694,633
Stagecoach Holdings PLC                                          7.625%   10/31/2007         2,175,000     3,910,618
UK Treasury Gilt                                                 9.000%   07/12/2011         1,100,000     2,619,212
UK Treasury Gilt                                                 7.750%   09/08/2006         2,615,000     5,261,189
UK Treasury Gilt                                                10.000%   09/08/2003         1,300,000     2,656,777
UK Treasury Gilt                                                 8.500%   07/16/2007         4,200,000     8,957,629
                                                                                                        -------------
                                                                                                          64,923,294
                                                                                                        -------------
Yankee Bonds -- 5.6%
Abbey National PLC                                               7.350%   10/29/2049        13,000,000    13,463,840
Amvescap Senior Notes                                            6.600%   05/15/2005        25,000,000    24,907,750
Asia Pulp and Paper Global Financial Notes                      11.750%   10/01/2005         3,450,000     2,277,000
Edperbrascan Ltd. Notes                                          7.375%   10/01/2002        12,125,000    12,136,640
Global Crossing Holding Ltd. Notes                               9.625%   05/15/2008        16,575,000    17,403,750
ICI Wilmington Notes NCL                                         6.950%   09/15/2004        17,600,000    17,932,112
Petroleos Mexicanos Notes                                        8.850%   09/15/2007         4,875,000     4,405,538
Petroleos Mexicanos Notes                                        9.250%   03/30/2018           975,000       799,500
Republic of Argentina(a)                                        14.250%   11/30/2002        16,475,000    15,980,750
Republic of Panama 144A Notes                                    7.875%   02/13/2002         2,305,000     2,201,275
Republic of Panama Notes                                         8.875%   09/30/2027        11,850,000    11,087,097
Royal Caribbean Cruise Senior Notes                              7.500%   10/15/2027        13,375,000    13,248,126
Se Banken Step Up Notes 144A(a)                                  6.500%   12/29/2049        27,500,000    26,292,475
Societe Generale Step Up 144A NC '07                             7.850%   04/29/2049         8,075,000     8,122,400
St. Georges Bank 144A                                            7.150%   10/15/2005        18,700,000    19,458,715
                                                                                                        -------------
                                                                                                         189,716,968
                                                                                                        -------------
Total Government/Other (Cost $452,319,068)                                                               469,818,598
                                                                                                        -------------
Non-Agency -- 4.5%

Pass Thru Securities -- 4.5%
Amresco Communication Mortgage
     1997-b A1 144A                                              6.728%   04/15/2014        17,450,213     17,962,813
Chase Commercial Mortage Sec 6.6
     1997-2D Non-ERISA                                           6.600%   12/25/2007        13,419,581     12,777,957
First Chicago/Lennar Trust 1997-CHL1-D(a)                        8.129%   05/29/2008         9,720,000      8,334,900
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                          7.085%   11/15/2010        31,109,000     30,642,365


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par           Value
Security                                                       Rate      Maturity           Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2 Non-ERISA                           7.088%    05/25/2005         1,930,000   $  1,939,424
Merrill Lynch Investment Trust 1995-C2 E                       8.048%    06/15/2021         1,245,111      1,188,303
Merrill Lynch Mortgage Investment
    1997-C1 D Non-ERISA                                        7.120%    06/18/2029         4,475,000      4,440,039
Morgan Stanley Capital 1998-HF1 E                              7.600%    02/15/2008         5,500,000      5,144,219
Morgan Stanley Dean Witter 1998-HF1 A2                         6.520%    01/15/2008        30,000,000     31,096,875
Resolution Trust Corp. 1994 C2 E Non-ERISA                     8.000%    04/25/2025         4,904,872      4,929,396
Resolution Trust Corp. 1994-1 Cl M2                            7.750%    09/25/2029         3,161,850      3,098,613
Resolution Trust Corp. 1994-C2 D Al 1 Non-ERISA                8.000%    04/25/2025         4,452,165      4,466,078
Resolution Trust Corp. 1995 Cl E                               6.900%    02/25/2027        11,021,810     10,322,614
Resolution Trust Corp. 1995-2B1                                7.450%    09/15/2025         1,292,203      1,307,144
Structured Asset Security Corp.
    1994-C1 D Non-ERISA                                        6.870%    08/25/2026        10,321,414     10,305,690
Structured Asset Security Corp.
    1996-CFL C Non-ERISA                                       6.525%    02/25/2028         7,000,000      6,984,414
                                                                                                        -------------
Total Non-Agency (Cost $152,187,293)                                                                     154,940,844
                                                                                                        -------------
U.S. Government Agency -- 28.1%

Pass Thru Securities -- 28.1%
FHLB                                                           5.770%    12/22/1999         1,875,000      1,889,944
FHLMC                                                          5.750%    07/15/2003         7,600,000      7,795,928
                                                                        05/01/2028 -
FHLMC Gold+                                                    7.500%    11/01/2028        63,254,211     64,953,852
FHLMC Gold+                                                    8.500%    07/01/2028        13,931,543     14,580,195
                                                                        06/01/2003 -
FNMA                                                           6.000%    05/15/2008        30,224,597     31,895,560
FNMA#                                                          7.000%    01/01/2029       191,750,000    195,584,998
FNMA+                                                          8.000%    12/01/2012         5,713,797      5,895,953
FNMA+                                                          8.500%    07/01/2025        36,326,664     38,040,556
FNMA+                                                          8.500%    11/01/2027        21,661,817     22,683,821
                                                                        09/15/2022 -
GNMA+                                                          7.000%    12/15/2027       109,315,068    111,876,115
                                                                        11/15/2025 -
GNMA+                                                          7.500%    04/15/2028        50,155,157     51,708,716
                                                                        01/15/2024 -
GNMA+                                                          8.000%    12/15/2027       347,695,154    361,384,729
                                                                        11/15/2017 -
GNMA                                                           9.000%    12/15/2017        40,916,717     43,883,295
GNMA                                                           8.000%    11/15/2026           665,123        691,309
GNMA                                                           8.000%    12/15/2026           544,925        566,379
                                                                        03/15/2026 -
GNSF                                                           7.500%    06/15/2027           210,336        216,843
Tenneesee Valley Authority Notes                               5.375%    11/13/2008         6,650,000      6,697,567
                                                                                                        -------------
Total U.S. Government Agency (Cost $956,186,684)                                                         960,345,760
                                                                                                        -------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                             Par           Value
Security                                                       Rate      Maturity          Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 8.2%

Treasury Bonds -- 3.7%
U.S. Treasury Bond+                                            8.125%    08/15/2019         3,445,000  $   4,600,694
U.S. Treasury Bond+                                            6.625%    02/15/2027       102,555,000    121,303,079
                                                                                                       --------------
                                                                                                         125,903,773
                                                                                                       --------------
Treasury Notes -- 4.5%
U.S. Treasury Inflation Index Note                             3.375%    01/15/2007         2,794,608      2,702,037
U.S. Treasury Inflation Index Tip                              3.625%    07/15/2002        22,356,791     19,446,032
U.S. Treasury Note+                                            6.625%    04/30/2002         7,200,000      7,619,616
U.S. Treasury Note+                                            6.625%    05/15/2007         9,000,000     10,120,770
U.S. Treasury Note+                                            6.500%    08/15/2005         6,675,000      7,336,226
U.S. Treasury Note+                                            6.625%    06/30/2001        16,600,000     17,365,094
U.S. Treasury Note+                                            6.250%    10/31/2001        52,610,000     54,812,781
U.S. Treasury Note+                                            5.875%    11/15/1999        29,550,000     29,854,661
U.S. Treasury Note (Strip) +                                   0.000%    11/15/1999         3,605,000      3,465,847
                                                                                                       --------------
                                                                                                         152,723,064
                                                                                                       --------------
Total U.S. Treasury Obligations (Cost $274,539,902)                                                      278,626,837
                                                                                                       --------------
TOTAL BONDS AND NOTES (COST $3,093,443,729)                                                            3,066,761,824
                                                                                                       --------------

                                                                                              Shares
                                                                                           ------------
PREFERRED STOCKS -- 3.3%
Australia & New Zealand Bank                                                                  293,350      8,195,466
Bank United of Texas 10.12                                                                    115,380      3,050,359
California Federal 9.125                                                                      227,000      5,703,375
Credit Lyon Capital 144A 9.5                                                                  244,250      5,739,875
Equity Office Properties Trust 144A CVT                                                       748,000     28,517,500
Fuji JGB Inv. L.L.C. Pfd 144A Step Up(a)                                                   24,675,000     17,889,375
Global Crossing PIK Pfd 144A                                                                   68,325      6,490,875
Highwoods Properties, Inc. 8.625                                                                8,775      8,024,738
Natexis Ambs Co. Perp Step Up                                                               6,385,000      5,947,884
Pinto Totta Intl Pfd 144A Step Up                                                               6,450      5,914,650
Primedia Inc. 8.625% Pfd                                                                       16,000      1,504,000
Societe Generale Preferred Step Up NC '07                                                  18,060,000     16,570,050
                                                                                                       --------------
TOTAL PREFERRED STOCKS (COST $127,002,320)                                                               113,548,147
                                                                                                       --------------
WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                             220,000         44,000
                                                                                                       --------------
TOTAL WARRANTS(COST $176,000)                                                                                 44,000
                                                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                         Contract           Value
Security                                                                                 Size (2)         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS -- 0.2%
JPY Put/NZD Call, Strike Price 73.50, 4/6/99                                             10,100,000       $    4,252
BTP 6.75% Put, Strike Price 105.290, 1/31/00                                          4,950,000,000               --
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                            4,950,000,000               --
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                            9,775,000,000               --
JGB 2.00% Put, Strike Price 99.00, 1/25/99                                              690,000,000           40,020
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                            6,600,000            7,260
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                             3,000,000            4,800
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                            1,221,000,000          479,853
JPY Put/USD Call, Strike Price 128.00, 11/12/99                                           2,750,000           59,950
DEM Put/USD Call, Strike Price 1.85, 2/17/99                                              5,200,000               --
JPY Put/USD Call, Strike Price 150.00, 8/26/99                                            5,225,000           23,774
BRL Put/USD Call, Strike Price 1.35, 9/9/99                                               5,450,000          596,775
JPY Put/USD Call, Strike Price 125.00, 10/14/99                                           3,000,000           71,100
JPY Put/USD Call, Strike Price 127.00, 11/10/99                                           5,500,000          123,750
JPY Put/USD Call, Strike Price 138.00, 9/8/99                                             4,075,000           39,801
UST 6.125% Call, Strike Price 110.43, 1/22/99                                               321,000          581,813
UST 5.500% Call, Strike Price 104.391, 2/25/99                                              692,000        1,411,031
UST 5.5% Call, Strike Price 113.391, 3/30/99                                                 28,000            7,875
UST 5.5% Call, Strike Price 105.891, 3/1/99                                                  26,000           37,984
UST 5.625% Call, Strike Price 108.125, 4/23/99                                              262,200          278,588
UST 5.625% Call, Strike Price 110.25, 4/9/99                                                962,000          420,875
UST 5.625% Call, Strike Price 110.00, 4/9/99                                                658,500          318,961
UST 5.625% Put, Strike Price 99.258, 2/1/99                                                  26,000              813
DBR 5.625% Call, Strike Price 109.62, 2/22/99                                             4,725,000          108,288
DBR 4.75% Call, Strike Price 96.12, 4/13/99                                               4,635,000          127,917
DEM 4.75% Call, Strike Price 94.53, 11/18/99                                              9,200,000          316,820
DBR 6.00% Call, Strike Price 112.66, 7/4/07                                              16,000,000          189,104
DBR 6.00% Call, Strike Price 112.88, 10/22/99                                             9,300,000          103,779
FRF 5.25% Call, Strike Price 108.15, 10/25/99                                            30,700,000          134,497
DBR 5.625% Call, Strike Price 115.10, 10/1/99                                             9,300,000          133,353
DEM 5.625% Call, Strike Price 109.10, 11/23/99                                            4,600,000          143,511
FRF 5.25% Call, Strike Price 106.66, 8/24/99                                             20,000,000          108,360
OBL 4.5% Call, Strike Price 103.350, 10/26/99                                            13,840,000           70,584
DBR 4.75% Call, Strike Price 104.90, 11/2/99                                              9,200,000          113,151
JGB 2.6% Call, Strike Price 120.061, 4/13/99                                            381,500,000              382
JPY Put, Strike Price 116.95, 12/24/99                                                    5,600,000          243,600
UST 6.125% Call, Strike Price 113.438, 5/31/99                                              321,000          872,719
DBR 5.25% Call, Strike Price 110.76, 12/15/99                                             4,700,000           27,636
                                                                                                       --------------

TOTAL PURCHASED OPTIONS (COST $12,245,642)                                                                $7,202,976
                                                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

                                                                                              Par             Value
Security                                                 Rate           Maturity            Value (1)       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.9%

COMMERCIAL PAPER -- 3.0%
Archer Daniels                                           0.000%         02/08/99             5,000,000      $4,966,650
Ciesco                                                   0.000%         01/06/99            25,000,000      24,978,250
General Electric Capital Corp.                           0.000%         01/15/99            25,000,000      24,936,250
May Dept Stores Corp.                                    0.000%         01/11/99             4,500,000       4,490,820
Monsanto                                                 0.000%         02/04/99            10,000,000       9,942,100
Motorola Inc.                                            0.000%         01/26/99            12,356,000      12,299,780
Sigma 144A                                               0.000%         02/11/99             2,425,000       2,391,535
Texaco Inc.                                              0.000%         01/15/99            10,000,000       9,972,200
Transamerica Corp.                                       0.000%         01/21/99            10,000,000       9,956,000
                                                                                                        ---------------
                                                                                                           103,933,585
                                                                                                        ---------------
U.S. GOVERNMENT AGENCY -- 2.1%
FHLMC Discount Note                                      0.000%         01/06/99            36,540,000      36,529,403
FHLMC Discount Note                                      0.000%         01/07/99             7,053,000       7,049,897
FHLMC Discount Note                                      0.000%         01/28/99            26,825,000      26,732,990
FNMA Discount Note                                       0.000%         03/09/99                30,000          29,733
                                                                                                        ---------------
                                                                                                            70,342,023
                                                                                                        ---------------
REPURCHASE AGREEMENTS -- 0.8%
Prudential-Bache Repurchase Agreement, dated 12/31/98, due 1/4/99, with a maturity value of $28,760,367 and an effective yield of 3.95%, collateralized by a U.S. Government Agency Obligation with a rate of 6.149%, a maturity date of
2/01/35 and a market value of $ 29,322,840.                                                                 28,747,750
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $203,083,328)                                                           203,023,358
                                                                                                        ---------------
TOTAL INVESTMENTS -- 99.2% (COST $3,435,951,019)                                                        $3,390,580,305

Other Assets, Less Liabilities -- 0.8%                                                                      25,881,656
                                                                                                        ---------------
NET ASSETS -- 100%                                                                                      $3,416,461,961
                                                                                                        ===============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.

      These securities may be resold in transactions exempt from registration.

DBR - Deutsche Bundes Republik
FNMA, FNCI, - Federal National Mortgage Association
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
GNMA, GNSF - Government National Mortgage Association
IBRD - International Bank for Reconstruction and Development
JGB - Japanese Government Bond
OBL - Bundesobligation
REIT - Real Estate Investment Trust
UST - United States Treasury


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

                   Schedule of Investments - December 31, 1998
--------------------------------------------------------------------------------

Notes to the Schedule of Investments (continued):

BRL - Brazilian Real
BTP - British Pound Sterling
DEM - German Mark
FRF - French Franc
JPY - Japanese Yen
NZD - New Zealand Dollar
USD - United States Dollar

(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.

(2) Denominated in United States currency unless otherwise noted. (a) Variable Rate Security; rate indicated is as of 12/31/98.

#     Delayed delivery contract (Note 6).

+ Denotes all or part of security pledged as a margin deposit (Note 5) or collateral for delayed delivery transactions (Note 6).


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statement of Assets and Liabilities
                                December 31, 1998
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $3,435,951,019)                                 $ 3,390,580,305
   Foreign currency, at value (identified cost, $1,362)                                                        1,355
   Receivable for investments sold                                                                       198,354,521
   Interest and dividends receivable                                                                      42,447,792
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                         2,367,939
   Reclaim Receivable                                                                                        518,212
   Deferred organization costs (Note 1F)                                                                      34,895
   Prepaid expenses                                                                                            9,957
                                                                                                     ----------------
       Total assets                                                                                    3,634,314,976
                                                                                                     ----------------
Liabilities
   Payable for delayed delivery transactions (Note 6)                               $195,448,047
   Payable for investments purchased                                                   1,390,281
   Options written, at value (premiums received $9,984,188) (Note 5)                  11,195,998
   Accrued accounting and custody fees                                                    78,224
   Payable for daily variation margin on open financial futures contracts                 17,594
   Unrealized depreciation on forward foreign currency exchange contracts
      (Note 5)                                                                         9,651,666
   Accrued trustees' fees and expenses (Note 2)                                           17,683
   Accrued expenses and other liabilities                                                 53,522
                                                                                     ------------
       Total liabilities                                                                                 217,853,015
                                                                                                     ----------------
Net Assets (applicable to investors' beneficial interests)                                           $ 3,416,461,961
                                                                                                     ================


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                             Statement of Operations
                          Year Ended December 31, 1998
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                     $ 231,751,789
   Dividend income (net of foreign withholding taxes of $17,007)                                           5,754,698
                                                                                                       --------------
       Total income                                                                                      237,506,487

Expenses
   Investment advisory fee (Note 2)                                                   $ 10,702,756
   Accounting and custody fees                                                             891,842
   Legal and audit services                                                                 83,129
   Trustees' fees and expenses (Note 2)                                                     82,298
   Insurance expense                                                                        36,460
   Licensing fees                                                                           20,000
   Amortization of organization expense (Note 1F)                                           14,936
   Miscellaneous                                                                             2,500
                                                                                      -------------
       Total expenses                                                                                     11,833,921
                                                                                                       --------------
          Net investment income                                                                          225,672,566
                                                                                                       --------------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss)
       Investment securities transactions                                               49,275,092
       Financial futures contracts                                                        (858,528)
       Written options transactions                                                      7,675,821
       Foreign currency transactions and forward foreign currency exchange
          contracts                                                                      7,110,878
                                                                                      -------------
          Net realized gain                                                                               63,203,263

   Change in unrealized appreciation (depreciation)
       Investment securities                                                           (91,424,866)
       Financial futures contracts                                                        (708,138)
       Written options                                                                  (2,636,738)
       Foreign currency and forward foreign currency exchange contracts                (18,470,057)
                                                                                      -------------
          Change in net unrealized appreciation (depreciation)                                          (113,239,799)
                                                                                                       --------------
       Net realized and unrealized loss                                                                  (50,036,536)
                                                                                                       --------------
Net Increase in Net Assets from Operations                                                             $ 175,636,030
                                                                                                       ==============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Year Ended            Year Ended
                                                                 December 31, 1998     December 31, 1997
                                                                -------------------   -------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                          $  225,672,566        $  195,707,479
   Net realized gain                                                  63,203,263            42,948,051
   Change in net unrealized appreciation (depreciation)             (113,239,799)           27,756,610
                                                                  ---------------       ---------------
   Net increase in Net Assets from Investment Operations             175,636,030           266,412,140
                                                                  ---------------       ---------------
Capital Transactions
   Contributions                                                     726,662,277           930,076,128
   Withdrawals                                                      (811,459,061)         (486,977,142)
                                                                  ---------------       ---------------
   Increase (decrease) in net assets resulting from
      capital transactions                                           (84,796,784)          443,098,986
                                                                  ---------------       ---------------
Total Increase in Net Assets                                          90,839,246           709,511,126

Net Assets
   At beginning of year                                            3,325,622,715         2,616,111,589
                                                                  ---------------       ---------------
   At end of year                                                 $3,416,461,961        $3,325,622,715
                                                                  ===============       ===============


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                                Year Ended December 31,
                                              -----------------------------------------------------------
                                                  1998                    1997                   1996(1)
                                              -----------             -----------             -----------
Ratios:
Expenses (to average daily net assets)              0.34%                   0.36%                   0.37%+
Net investment income (to average
   daily net assets)                                6.56%                   6.77%                   7.14%+
Portfolio Turnover                                   148%                     89%                     69%
Net assets, end of year (000s omitted)        $3,416,462              $3,325,623              $2,616,112

---------------------------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.

+     Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At December 31, 1998 there are two Funds invested in the Portfolio. The value of each Fund's investment in the Portfolio reflect the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at December 31, 1998 of the Standish Fixed Income Fund and the Standish Fixed Income Asset Fund were approximately 99.9% and less than 0.1%, respectively.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A.    Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B.    Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C.    Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D.    Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E.    Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F.    Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1998 were as follows:

                                                              Purchases           Sales
                                                           ---------------   ---------------
         U.S. Government Securities......................   $4,059,646,072    $3,302,369,409
                                                           ===============   ===============
         Investments (non-U.S. Government Securities)....   $1,547,393,262    $1,206,544,665
                                                           ===============   ===============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost.......................................   $ 3,436,614,514
                                                             ==================

      Gross unrealized appreciation........................        53,993,019
      Gross unrealized depreciation........................      (100,027,228)
                                                             ------------------
      Net unrealized depreciation..........................   $   (46,034,209)
                                                             ==================

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A & B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the year ended December 31, 1998 is as follows:

      Written Put Option Transactions
     ---------------------------------------------------------------------------

                                                                          Number of
                                                                          Contracts           Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period..........................          6            $  2,607,527
          Options written...........................................         29               8,870,723
          Options expired...........................................         (8)             (4,115,293)
          Options closed............................................        (11)             (4,146,169)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         16            $  3,216,788
                                                                       ===============    ===============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Written Call Option Transactions
     ---------------------------------------------------------------------------

                                                                         Number of
                                                                         Contracts            Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period........................ .          5            $    726,130
          Options written...........................................         27               6,687,325
          Options expired...........................................        (10)             (1,494,355)
          Options closed............................................         (8)             (1,713,349)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         14            $  4,205,751
                                                                       ===============    ===============

      Written Cross Currency Option Transactions
     ---------------------------------------------------------------------------

                                                                         Number of
                                                                         Contracts            Premiums
                                                                       ---------------    ---------------
          Outstanding, beginning of period..........................         14            $  1,365,255
          Options written...........................................         24               3,072,273
          Options expired...........................................         (7)               (347,355)
          Options closed............................................        (16)             (1,528,524)
                                                                       ---------------    ---------------
          Outstanding, end of period................................         15            $  2,561,649
                                                                       ===============    ===============

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      At December 31, 1998, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                               Local                           U.S. $           U.S. $           U.S. $
                                             Principal       Contract          Market         Aggregate        Unrealized
              Contracts to Receive             Amount       Value Date         Value         Face Amount       Gain/(Loss)
         -------------------------------  --------------  ---------------  -------------    --------------   ----------------
         Argentinean Peso                     2,658,103       1/06/99       $ 2,659,486       $ 2,643,434        $  16,052
         Australian Dollar                    4,350,000       3/11/99         2,665,013         3,073,202         (408,189)
         Canadian Dollar                      4,154,331    11/02-1/29/99      2,716,166         2,736,891          (20,725)
         German Deutsche Mark                11,667,075     2/17-4/22/99      7,021,820         6,958,621           63,199
         French Franc                        15,186,263       2/12/99         2,721,052         2,689,262           31,790
         Hong Kong Dollar                    28,791,260       10/14/99         3,679,023        3,519,861          159,162
         Italian Lira                     4,474,436,810       4/29/99         2,720,687         2,711,780            8,907
         Japanese Yen                     2,149,164,861     1/11-3/9/99      19,082,368        17,965,391        1,116,977
         New Zealand Dollar                   5,279,508       3/11/99         2,777,901         2,979,628         (201,727)
         Polish Zloty                         2,876,930       7/24/00           682,708           700,000          (17,292)
                                                                           ------------     -------------    -------------
                                                                            $46,726,224       $45,978,070        $ 748,154
                                                                           ============     =============    =============

                                               Local                           U.S. $           U.S. $           U.S. $
                                             Principal       Contract          Market         Aggregate        Unrealized
              Contracts to Deliver             Amount       Value Date         Value         Face Amount       Gain/(Loss)
         -------------------------------  --------------  ---------------  -------------    --------------   ----------------
         Argentinean Peso                     3,991,253     1/06-4/06/99   $  3,983,544      $  3,925,287      $   (58,257)
         Australian Dollar                    4,350,000       3/11/99         2,665,013         2,915,211          250,198
         Canadian Dollar                      4,152,260       1/29/99         2,714,812         2,679,742          (35,070)
         Danish Krone                       215,499,464     1/11-5/06/99     34,027,137        32,844,424       (1,182,713)
         French Franc                        57,229,961       2/12/99        10,254,380        10,219,636          (34,744)
         German Deutsche Mark               151,960,321     1/20-5/06/99     91,520,611        91,428,712          (91,899)
         British Pound Sterling              39,616,381     1/20-5/10/99     65,705,352        65,364,578         (340,774)
         Greek Drachma                      651,563,250       4/22/99         2,284,333         1,986,250         (298,083)
         Hong Kong Dollar                    44,411,920       10/14/99        5,675,073         5,585,000          (90,073)
         Italian Lira                     6,799,360,000       4/29/99         4,134,359         4,163,519           29,160
         Japanese Yen                     5,906,644,994     2/05-3/29/99     52,636,892        45,671,470       (6,965,422)
         New Zealand Dollar                  33,656,794     2/11-4/15/99     17,709,108        18,034,816          325,708
         Norwegian Krone                      8,939,580       1/19/99         1,177,720         1,160,608          (17,112)
         Polish Zloty                         2,876,930       7/24/00           682,708           682,708                0
         Swedish Krona                      141,967,240     1/19-3/02/99     17,611,308        17,791,425          180,117
                                                                           ------------     -------------    -------------
                                                                           $312,782,350      $304,453,386      $(8,328,964)
                                                                           ============     =============    =============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                         U.S.$                                     U.S. $                          U.S. $
                                         Market                                    Market         Contract       Unrealized
            Contracts to Deliver         Value            In Exchange For          Value         Value Date      Gain/(Loss)
         -------------------------  ----------------  -----------------------  ---------------  ------------   --------------
         German Deutsche Mark         $ 6,153,065          Greek Drachma        $ 6,624,623       4/22/99          $471,558
         British Pound Sterling         2,772,097        New Zealand Dollar       2,707,680       11/05/99          (64,417)
         Greek Drachma                  4,340,290       German Deutsche Mark      4,230,232       4/22/99          (110,058)
                                    ---------------                           ---------------                  --------------
                                      $13,265,452                               $13,562,535                        $297,083
                                    ===============                           ===============                  ==============

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At December 31, 1998, the Portfolio held the following financials futures contracts:

                                                                                                               Unrealized
                                                                                        Underlying Face       Appreciation/
                       Contract                       Position      Expiration Date     Amount at Value      (Depreciation)
          -----------------------------------       ------------   -----------------   -----------------    ----------------
          U.S. Long Bond CBT (446 contracts)            Long            3/31/99          $  56,990,438         $ (974,630)
          U.S. 10 Year Note (1,221 contracts)           Short           3/31/99            145,489,781            958,119
                                                                                                            ----------------
                                                                                                               $  (16,511)
                                                                                                            ================

      At December 31, 1998 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At December 31, 1998, the Fund had entered into the following delayed delivery transactions:

                   Type                    Security               Settlement Date            Payable Amount
           ---------------------       -----------------       ----------------------     ---------------------
                   Buy                       FNMA                     1/21/99                 $195,448,047

                        Report of Independent Accountants

To the Trustees of Standish, Ayer & Wood Master Portfolio and the Investors of Standish Fixed Income Portfolio:

In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of Standish Fixed Income Portfolio (the "Portfolio"), at December 31, 1998, the results of its operations, the changes in its net assets and the supplemental data for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and supplemental data (herein referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 1999

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                                       38

                            [LOGO] Standish Funds(R)
                                   One Financial Center
                                   Boston, MA 02111-2662
                                   (800) 729-0066
                                   www.standishfunds.com